Filed with the Securities and Exchange Commission on May 22, 2023

Registration No. 333-142455

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 206

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Names and Addresses of Agents for Service (212)554-1234)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Accounts under variable annuity contracts.

EXPLANATORY NOTE

The prospectus included in the Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File Nos. 333-142455) filed on April 21, 2023, pursuant to paragraph (b) of Rule  485 is incorporated herein by reference. This filing amends the Statement of Additional Information to provide recast financial statements for Equitable Financial Life Insurance Company filed on Form  N-VPFS/A.

American Dental Association

Members Retirement Program

Statement of Additional Information dated

May 1, 2023, as amended May 22, 2023

Equitable Financial Life Insurance Company

Separate Account No. 206

This Statement of Additional Information (“SAI“) is not a prospectus. You should read this SAI in conjunction with the Company’s prospectus dated May 1, 2023 for the American Dental Association Members Retirement Program.

A copy of the prospectus to which this SAI relates is available at no charge by writing to Equitable Financial Life Insurance Company at Box 4872, Syracuse, NY, 13221 or by calling our toll-free telephone number, in the US
1-800-223-5790 or 1-800-223-5790-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. Definitions of special terms used in this SAI are found in the prospectus.

Certain of the cross references in this SAI are contained in the prospectus dated May 1, 2023 to which this SAI relates.

Copyright 2023 Equitable Financial Life Insurance Company.

1290 Avenue of the Americas, New York, New York 10104. All rights reserved.

#357873

The Company

We are Equitable Financial Life Insurance Company (the “Company”, “we”, ”our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation organized in 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Funding of the Program

The Program is primarily funded through a group annuity contract issued by the Company. The plan’s trustee holds all contracts for the benefit of employers and participants in the Program.

Your responsibilities as employer

If you adopt the IRS Pre-Approved Plan, you as the employer and plan administrator will have certain responsibilities, including:

•	sending us your contributions at the proper time and in the proper format (including contribution type and fiscal year);

•	maintaining all personnel records necessary for administering your plan;

•	determining who is eligible to receive benefits;

•	forwarding to us, and when required, signing, all the forms your employees are required to submit;

•	distributing summary plan descriptions and participant annual reports to your employees and former employees;

•	distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees;

•	filing an annual information return for your plan with the Department of Labor or Internal Revenue Service, if required;

•	providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

•	determining the amount of all contributions for each participant in the plan;

•	forwarding salary deferral, including designated Roth contributions if applicable, and post-tax employee contributions to us as soon as administratively feasible (and in any event, no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions); The Department of Labor, provides that if an employer (with less than 100 participants) deposits participant contribution amounts within seven business days of when they are withheld or received then it is considered to be a timely deposit and satisfies the plan asset rules.

•	selecting interest rates and monitoring default procedures if you elect the loan provision in your plan; and

•	providing us with written instructions for allocating amounts in the plan’s forfeiture account.

If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by adopting the Pooled Trust for investment only.

We can provide guidance and assistance in the performance of your responsibilities. If you have questions about any of your obligations, you can contact our Retirement Plan Account Manager at 1-800-223-5790 or write to us at Box 4872 Syracuse, NY 13221.

Procedures for withdrawals, distributions and transfers

Pre-retirement withdrawals.  Under the IRS Pre-Approved Plan, self-employed persons generally may not receive a distribution prior to age 59 1⁄2, and employees generally may not receive a distribution prior to separation from service. However, if the IRS Pre-Approved Plan is maintained as a profit sharing plan, you may request distribution of benefits after you reach age 59 1⁄2 even if you are still working, as long as you are 100% vested.

If the IRS Pre-Approved Plan is maintained as a 401(k) plan and you are under age 59 1⁄2, you may withdraw amounts on account of financial hardship within the meaning of applicable income tax regulations, if the employer has elected this option on its adoption agreement. The employer also elects the sources available for withdrawal and other provisions related to hardship distributions. Each withdrawal must be at least $1,000 (or, if less, your entire account balance). If your employer terminates the plan, all amounts may be distributed to participants at that time (except elective deferral contribution amounts including Roth if there is a successor plan).

You may withdraw all or part of your account balance under the IRS Pre-Approved Plan attributable to post-tax employee contributions at any time, subject to any withdrawal restrictions applicable to the Investment Options, provided that you withdraw at least $300 at a time (or, if less, your account balance attributable to post-tax employee contributions). See “Tax information“ in the prospectus. If an employer’s 401(k) plan permits, an employee may designate some or all of elective deferral contributions as “designated Roth contributions“, which are made on a post-tax basis to the 401(k) arrangement. These contributions are subject to the same withdrawal restrictions as pre-tax elective deferral contributions.

We pay all benefit payments (including withdrawals due to plan terminations) in accordance with the rules described below in the “Benefit Distributions“ discussion. We effect all other participant withdrawals as of the close of the business day we receive the properly completed form.

In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See “Spousal consent requirement“ in the prospectus.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

Transfers and withdrawals from certain of the Funds may be delayed if there is any delay in redemption of shares of the respective portfolios in which the Funds invest. We generally do not expect any delays.

Benefit distributions.  In order for you to begin receiving benefits under the IRS Pre-Approved Plan, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. Benefit payments will be made according to the provisions of your plan.

Under an individually designed plan your employer must send us a Request for Disbursement Form. We will process single sum payments as of the close of business on the day we receive a properly completed form. A check payable to the plan’s trustee will be forwarded within five days after processing begins. If you wish to receive annuity payments, your plan’s trustee may purchase a variable annuity contract from us. Fixed annuities are available from the Company. We will pay annuity payments directly to you and payments will commence according to the provisions of your plan.

Please note that we use the value of your vested benefits at the close of the business day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you would like expedited delivery at your expense, you may request it on your Election of Benefits form.

Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Retirement Plan Account Manager can provide you or your employer with information.

Mandatory cashouts.  The Internal Revenue Code of 1986 (Code) provides that a trust under a qualified plan would not be a qualified trust unless the plan provides that when a mandatory distribution of more than $1,000 is to be made and the participant does not elect a distribution, the plan administrator must roll over such distribution to an individual retirement plan and must provide the plan participant with notice of such direct rollover.

Death benefits.  If a participant in the IRS Pre-Approved Plan dies without designating a beneficiary, unless otherwise elected on the adoption agreement, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the participant’s surviving children. If the participant has no surviving children, the participant’s vested benefit will be paid to the participant’s estate.

Eligible rollover distributions and federal income tax withholding.  All “eligible rollover distributions“ are subject to mandatory federal income tax withholding of 20% unless the participant to have the distribution directly rolled over to an eligible retirement plan which will accept the rollover. Eligible retirement plans include qualified plans, individual retirement arrangements (“IRAs”), Section 403(b) plans, and governmental employer Section 457(b) plans. Eligible rollover distributions from qualified plans may be rolled over to a SIMPLE IRA that the participant has participated in for at least two years.

An “eligible rollover distribution“ is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually): (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary subject to required minimum distribution rules, or (2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:

•	hardship withdrawals;

•	certain corrective distributions under Code Section 401(k) plans;

•	loans that are treated as distributions;

•	to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant’s surviving spouse;

•	a qualified domestic relations order distribution to a beneficiary who is not the plan participant’s current spouse or former spouse;

•	a direct rollover to an inherited IRA maintained for the benefit of the beneficiary; and

•	required minimum distributions under Code Section 401(a)(9).

If the plan permits, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Effective for distributions made after December 29, 2022, repayments made within three years of these distributions to an eligible retirement plan can be treated as deemed rollover contributions. For prior qualified birth or adoption distributions, the repayment period ends December 31, 2025.

If we make a distribution to a participant’s surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If a distribution is not an “eligible rollover distribution“, we will withhold income tax from all taxable payments unless the recipient elects not to have income tax withheld.

Distributions applicable to GIO upon plan termination or owner termination of contract.  In the event of Plan termination or Owner termination of participation in the Contract, withdrawals from the GIO and any Benefit Distributions will be available and paid in accordance with the terms of the Contract (including applicable riders). Please see the Contract (including applicable riders) for information.

Plan-initiated withdrawals and the market value adjustment.  The Market Value Adjustment only applies to certain withdrawals from the GIO that may occur if (1) the Plan terminates, in whole or in part, without immediate establishment of a successor plan sponsored by the Employer or (2) the Owner terminates its participation in the contract. Except as described below, we will generally pay such post-termination withdrawals in annual installments over a five-year period, and those withdrawals will not be subject to any Market Value Adjustment.

A Market Value Adjustment will apply only when, following a termination described in clause (1) or (2) above, we (a) elect to pay any amount withdrawn from the Guaranteed Interest Option in a single lump sum in lieu of installment payments (in which case the MVA cannot exceed 7%) or (b) agree, in our discretion, to make such a single lump sum payment in lieu of installment payments at the request of the Owner (if clause (1) applies) or the Employer (if clause (2) applies). Absent such a request, however, we generally do not have the right to elect to make such a single lump sum payment unless the aggregate amount held in the GIO with respect to the plan is less than $1,000,000.

After any applicable Market Value Adjustment, no single lump sum payment will not be less than the sum of (a) all amounts, other than interest, allocated or transferred to the Guaranteed Interest Option with respect to the Participant and not subsequently withdrawn, transferred or deducted therefrom, and (b) interest earned on such amounts, accrued at the respective minimum guaranteed rate.

The term “Market Value Adjustment” means the greater of (A) zero, and (B) a percentage equal to:

(i)

the sum of all market value adjustments for quarterly generations in the Guaranteed Interest Option, as determined pursuant to the next paragraph, with respect to the Plan as of the “Effective Date of Withdrawal,” divided by

(ii)	the amount held in the Guaranteed Interest Option with respect to the Plan as of the Effective Date of Withdrawal.

For purposes of such calculation, the Guaranteed Interest Option will be deemed to consist of a series of quarterly generations (“QGs”), one for each calendar quarter during which the Plan participated in the Guaranteed Interest Option.

The Market Value Adjustment for each such quarterly generation is the product of (A), (B) and (C) as follows:

(A)	the amount of the Plan’s “net cash flow” in the given quarterly generation as of the Effective Date of Withdrawal;

(B)	the rate equal to

(1)	the interest rate, as of the applicable “Calculation Date,” for a five-year Treasury bond, minus

(2)

the “average interest rate,” during the calendar quarter in which such quarterly generation was first established, for five-year Treasury bonds, less up to 0.25%, subject to the following provisions of this subsection;

(C)

the fraction equal to the number of calendar days from the Effective Date of Withdrawal which occasioned this calculation to the maturity date for the given quarterly generation divided by 365. Such maturity date will be the quinquennial anniversary of the first Business Day of the given quarterly generation.

“Effective Date of Withdrawal” for this purpose means the Business Day on which we are to make payment of the requested withdrawal.

“Calculation Date” for this purpose means the Business Day on which the Company receives the Owner’s request for payment or, if that day is not a Business Day, we will use the next Business Day.

The “average interest rate” with respect to a given quarterly generation whose first Business Day was more than five years before the Calculation Date will be the average interest rate for the most recent calendar quarter whose first Business Day was a quinquennial anniversary of the first Business Day of the given quarterly generation.

The Plan’s “net cash flow” in a given quarterly generation is the sum of all allocations (including interest credited) and transfers to, minus all withdrawals, deductions and transfers from, the Guaranteed Interest Option with respect to such quarterly generation. We may, to the extent that such data are unavailable on the Calculation Date, estimate the applicable amount on the basis of appropriate historical data. The interest rate on a five-year Treasury bond will be determined by using the applicable rate of interest (on an annual effective yield basis) specified in the United States Treasury Department’s Constant Maturity Series for that date. If the interest rate associated with a five-year Treasury bond is not available in that series, the rate will be determined by linear interpolation between the next lower and next higher available maturities. The source for the United States Treasury Department’s Constant Maturity Series will be the Federal Reserve Statistical Release F.15 Bulletin. If for any reason this series is not available, the interest rate will be based on a comparable series.

We may at any time substitute a bond of different maturity for the five-year Treasury bond referred to in this subsection,

provided that (i) any such change will apply only to Plans which begin participation under this Contract after such change, and (ii) such change will be made by advance written notice to the Owner. In such event, the references in this subsection to “five years” and “quinquennial anniversary” will be deemed to have been correspondingly changed.

Expressed as a formula, the Market Value Adjustment is equal to:

MVA =	Greater of zero or ($MVA) / (GIO account value on the Effective Date of Withdrawal)

where:

$MVA =	greater of zero or Σ QMVAs

For each quarterly generation, the QMVA can be calculated as follows:

QMVA =	(Employer plan’s Net Cash Flow in GIO) x (Calculation Date Rate – QG Average Rate) x (MVA period / 365)

Net Cash Flow:

Within a given calendar quarter, the net cash flow (at plan level) equals (a) - (b), where:

(a) = sum	of all contributions, interest credited, and transfers into the GIO; and

(b) = sum	of all withdrawals, deductions and transfers from the GIO.

In other words, Net Cash Flow equals the net change in the GIO account balance for the entire plan.

Quarterly Generation (QG):

Each calendar quarter in which a plan participates in the GIO constitutes a “quarterly generation”.

Maturity Date for a Quarterly Generation:

Each quarterly generation matures 5 years from the first Business Day of the quarterly generation, i.e., its “quinquennial anniversary”.

QG Average Rate:

The average rate of the 5-year Treasury bond during the calendar quarter beginning the 5-year period containing the time of withdrawal. The beginning of the 5-year period is either (a) the first business day of the calendar quarter of the QG, if the Calculation Date is less than 5 years from the first business day of the QG, or (b) the first business day of the most recent calendar quarter whose first business day was a quinquennial anniversary of the first business day of the QG. For example, if the withdrawal was made within the first five years after the QG, then the average rate for the calendar quarter of the QG is chosen. Similarly, if the withdrawal is made more than five years after the QG, but less than ten years after the QG, then the average rate for the calendar quarter of the QG + 5 years is chosen. The Company reserves the right to reduce the five-year bond rate by 0.25%.

Calculation Date Rate:

The 5-year treasury bond rate as of the Calculation Date.

MVA period:

The number of calendar days from the Effective Date of Withdrawal to the maturity date of the QG.

The following example illustrates a hypothetical MVA calculation:

Initial QG Calendar Quarter Beginning:	07/01/2015

Contribution:	07/15/2015

Contribution Amount:	$10,000.00

Effective Date of Withdrawal:	05/10/2017

GIO Account Value at Date of Withdrawal:	$10,995.00

Calculation Date Rate:	6.50%

QG	Net Cash Flow	QG Beginning Date	QG Average Rate	Current Maturity Date	MVA Period (days)	QMVA	QMVA Calculation
1	$10,100	07/01/2015	4.90%	06/30/2020	1147	$507.82	QMVA1 = 10100 x (0.065-0.049) x (1147/365)
2	$125	10/01/2015	4.90%	09/30/2020	1239	$6.79	QMVA2 = 125 x (0.065-0.049) x (1239/365)
3	$130	01/01/2016	5.20%	12/31/2020	1331	$6.16	QMVA3 = 130 x (0.065-0.052) x (1331/365)
4	$135	04/01/2016	5.40%	03/31/2021	1421	$5.78	QMVA4 = 135 x (0.065-0.054) x (1421/365)
5	$140	07/01/2016	6.00%	06/30/2021	1512	$2.90	QMVA5 = 140 x (0.065-0.06) x (1512/365)
6	$145	10/01/2016	6.00%	09/30/2021	1604	$3.19	QMVA6 = 145 x (0.065-0.06) x (1604/365)
7	$150	01/01/2017	6.10%	12/31/2021	1696	$2.79	QMVA7 = 150 x (0.065-0.061) x (1696/365)
8	$70	04/01/2017	6.20%	03/31/2022	1786	$1.03	QMVA8 = 70 x (0.065-0.062) x (1786/365)
	$10,995					$536.46

	$MVA = sum of the QMVAs = $536.46
	MVA = $536.46 / $10,995.00 = 4.879127%

In this example, the total funds returned after the application of the $536.46 Market Value Adjustment is $10,458.54.

Provisions of the IRS Pre-Approved Plan

Plan eligibility requirements.  Under the IRS Pre-Approved Plan, the employer specifies the eligibility requirements for its plan in the Adoption Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligible service may be required for a 401(k) arrangement.

The employer may also exclude salaried dentists (those with no ownership interest in the practice), employees of related employers, leased employees and certain other types of employees at the employer’s election, provided such exclusion does not cause the plan to discriminate in favor of “highly compensated“ employees (defined below). Effective for plan years beginning after December 31, 2020, 401(k) plans are required to allow employees age 21 or older that work 500 hours or more for three consecutive 12-month periods to make elective deferrals. For this purpose, 12-month periods beginning before January 1, 2021, are not taken into account. As such, employees who meet this criteria are not required to be eligible to participate until January 1, 2024, at the earliest. Further, employers are not required to make matching or non-elective contributions on behalf of such employees, and can exclude such employees from nondiscrimination and top-heavy testing.

Effective for plan years beginning after December 31, 2024, the SECURE 2.0 Act of 2022 (“SECURE 2.0”) makes further changes to this rule to require two consecutive years of service where the employee completes at least 500 hours of service. 12-month periods beginning before January 1, 2023 shall not be taken into account for purposes of eligibility and vesting rules for long-term, part-time employees.

Contributions to Qualified Plans.  We outline below the current federal income tax rules relating to contributions under qualified retirement plans. This outline assumes that you are not a participant in any other qualified retirement plan.

The employer deducts contributions to the plan in the year it makes them. As a general rule, an employer must make contributions for any year by the due date (including extensions) for filing its federal income tax return for that year. However, Department of Labor (“DOL“) rules generally require that the employer contribute participants’ salary deferral contribution amounts, including designated Roth contributions if applicable, (or any non-Roth post-tax employee contribution amounts) under a 401(k) plan as soon as practicable after the payroll period applicable to a deferral. In any event, the employer must make these contributions no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions. The Department of Labor, provides that if an employer (with less than 100 participants) deposits participant contribution amounts within seven business days of when they are withheld or received then it is considered to be a timely deposit and satisfies the plan asset rules.

If the employer contributes more to the plan than it may deduct under the rules we describe below, the employer (a) may be liable for a 10% penalty tax on that nondeductible amount and (b) may risk disqualifying the plan.

Contributions to the IRS Pre-Approved Plan.  The employer makes annual contributions to its plan based on the plan’s provisions.

An employer that adopts the IRS Pre-Approved Plan as a profit sharing plan makes discretionary contributions as it determines annually. The aggregate employer contribution to the plan may not exceed 25% of all participants’ compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions on behalf of the self-employed person.

A 401(k) arrangement is available as part of the profit sharing plan. Employees may make pre-tax contributions to a plan under a 401(k) arrangement. The maximum amount that highly compensated employees may contribute depends on (a) the amount that non-highly compensated employees contribute and (b) the amount the employer designates as a nonforfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k).

A designated Roth contribution feature which permits elective deferrals to be made on a post-tax basis “Roth 401(k)“ option may be added to a 401(k) plan by an employer. Effective for contributions made after December 29, 2022, the plan may permit participants to designate employer matching or nonelective contributions as Roth contributions. Such Roth contributions must be 100% vested when made. IRS guidance will be needed to properly administer this option. These amounts can be withdrawn tax-free if it is considered a qualified Roth distribution. A qualified Roth distribution is one that is made at least five taxable years after the first designated Roth contribution is made under the plan and after attainment of age 59 1⁄2, death or disability.

For 2023, a “highly compensated“ employee, for this purpose, is (a) an owner of more than 5% of the practice, or (b) anyone with earnings of more than $150,000 from the practice. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $22,500 for 2023, reduced by that employee’s salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs), SIMPLE plans, employee contributions to tax deferred Section 403(b) arrangements, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Internal Revenue Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 2023 is $15,500.

The additional “catch-up“ elective deferral for 2023 is up to $7,500 and can be made by any employees who are at least age 50 at any time during 2023. For a SIMPLE 401(k), the “catch-up“ elective deferral is $3,500 for 2023.

Effective for taxable years beginning after December 31, 2023, SECURE 2.0 requires that age 50 or over catch-up contributions be made to a designated Roth account except for eligible participants whose prior year wages do not exceed $145,000 (indexed for inflation). IRS guidance will be needed to implement and properly administer this change.

Matching contributions to a 401(k) plan on behalf of a self-employed individual are not treated as elective deferrals, and are the same as matching contributions for other employees.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions, both pre-tax and Roth, up to 3% of compensation and (b) 50% of salary deferral contributions, both pre-tax and Roth that exceed 3% but are less than 5% of compensation or a 3% non-elective contribution to all eligible employees. These contributions must be non-forfeitable. If the employer makes these contributions and meets the notice requirements for safe harbor 401(k) plans (if applicable), the plan is not subject to non-discrimination testing on salary deferral and matching or non-elective contributions described above. Effective for plan years beginning after December 31, 2019, if the employer makes non-elective contributions described above to satisfy the safe harbor status, the notice requirement no longer applies.

If the employer adopts the IRS Pre-Approved Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant’s compensation that the Adoption Agreement specifies.

Under any type of plan, an employer must disregard compensation in excess of $330,000 in 2023 in making contributions. This amount will generally be adjusted for cost-of-living changes in future years in $5,000 increments rounded to the next lowest multiple of $5,000. An employer may integrate contributions with Social Security. This means that contributions, for each participant’s compensation, that exceed the integration level may be greater than contributions for compensation below the integration level. The federal tax law imposes limits on this excess. Your retirement plan account manager can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions for non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage the employer contributes for key employees, if less than 3%). In 2023, “key employee“ means (a) an officer of the practice with earnings of more than $215,000 or (b) an owner of more than 5% of the practice, or (c) an owner of more than 1% of the practice with earnings of more than $150,000. For purposes of (a), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.

Certain plans may also permit participants to make non-Roth post-tax contributions. We will maintain a separate account to reflect each participant’s post-tax contributions and the earnings (or losses) on those contributions. Post-tax contributions are subject to complex rules under which the maximum amount that a highly compensated employee may contribute depends on the amount that non-highly compensated employees contribute. Before permitting any highly-compensated employee to make post-tax contributions, the employer should verify that it has passed all non-discrimination tests. If an employer employs only “highly compensated“ employees (as defined above), the plan will not accept post-tax contributions. In addition, the employer may make matching contributions to certain plans, i.e., contributions based on the amount of post-tax or pre-tax 401(k) contributions that plan participants make. Special non-discrimination rules apply to matching contributions. These rules may limit the amount of matching contributions that an employer may make for highly compensated employees. These non-discrimination rules for matching contributions generally do not apply to SIMPLE and safe harbor 401(k) plans.

Contributions (including forfeiture amounts) for each participant in 2023 may not exceed the lesser of (a) $66,000 or (b) 100% of the participant’s earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant’s post-tax contributions count toward this limitation.

Each participant’s account balance equals the sum of the amounts accumulated in each investment option. We will maintain separate records of each participant’s interest in each of the investment options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions, SIMPLE employer, safe harbor non-elective, safe harbor matching and employer matching contributions. We will also account separately for any amounts rolled over or transferred from an IRA or eligible employer plan. Our records will also reflect each participant’s percentage of vesting (see below) in his account balance attributable to employer contributions and employer matching contributions.

The participant will receive confirmation of transactions (including the deduction of record maintenance and report fees). The participant will also receive an annual statement showing the participant’s account balance in each investment option attributable to each type of contribution. Based on information that you supply, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to (a) 401(k) plans (other than SIMPLE 401(k) and safe harbor 401(k)) and (b) plans that accept post-tax employee contributions or employer matching contributions.

Non-discrimination tests do not apply to SIMPLE 401(k) plans, if the employer makes (a) a matching contribution equal to 100% of the amount of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation, or (b) a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the IRS Pre-Approved Plan to avoid non-discrimination tests.

Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be 100% of the elective deferral contribution, whether pre-tax or Roth, up to 3% of compensation. The non-elective contribution is 2% of compensation, which the employer must make for all eligible employees, even those not deferring. The matching or non-elective contribution must be non-forfeitable. The employer must notify employees which contribution the employer will make 60 days before the beginning of the year.

Elective deferrals to a 401(k) plan are subject to applicable FICA (social security), Medicare and FUTA (unemployment) taxes. They may also be subject to state income taxes.

Allocation of contributions.  You, as employer or participant, may allocate contributions among any number of the investment options. You may change allocation instructions at any time, and as often as needed, by calling our Automated Voice Response System or accessing the Website on the Internet. New instructions become effective on the business day we receive them. Employer contributions may be allocated in different percentages than employee contributions. The allocation percentages elected for employer contributions automatically apply to any 401(k) qualified non-elective contributions, qualified matching contributions, employer matching contributions, SIMPLE employer, safe harbor non-elective and safe harbor matching contributions and rollover contributions. Your allocation percentages for employee contributions automatically apply to any post-tax employee, and salary deferral contributions (including pre-tax salary deferral and Roth contributions (post-tax salary deferral)). If we have not received valid instructions, we will allocate contributions to the plan’s Qualified Default Investment Alternative which is the EQ/Moderate Allocation Fund, unless the plan has elected an alternative investment option(s). You may, of course, transfer to another investment option at any time.

If you do not submit investment instructions, you will be treated as exercising actual control over your assets and the IRS Pre-Approved Plan’s fiduciary will not be subject to fiduciary liability under ERISA if the IRS Pre-Approved Plan’s fiduciary makes investments in default investment options in accordance with rules provided by the DOL. The Pension Protection Act of 2006 instructs the DOL that the default investments must include a mix of asset classes consistent with capital preservation, long term capital appreciation or a blend of both. In order for this exemption to apply to the IRS Pre-Approved Plan’s fiduciary, the IRS Pre-Approved Plan must provide notice to participants of their rights and obligations within a reasonable time before the beginning of each plan year.

The Plan and Section 404(c) of ERISA.  The IRS Pre-Approved Plan is a participant directed individual account plan designed to comply with the requirements of Section 404(c) of ERISA. Compliance with the requirements of Section 404 (c) of ERISA and the related DOL regulation may relieve plan fiduciaries of liability for any loss that is the direct and necessary result of the participant’s or beneficiary’s exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.

The IRS Pre-Approved Plan intending to comply with Section 404(c) must, among other things, (a) make a broad range of investment choices available to participants and beneficiaries and (b) provide them with adequate information to make informed investment decisions. The Investment Options and documentation available under the ADA Program provide the broad range of investment choices and information needed in order to meet the requirements of Section 404(c). However, while our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information, the employer is responsible for distributing this information in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.

Vesting.  Vesting refers to the participant’s rights with respect to that portion of a participant’s Account Balance attributable to employer contributions under the IRS Pre-Approved Plan. If a participant is “vested,“ the amount or benefit in which the participant is vested belongs to the participant, and may not be forfeited. The participant’s Account Balance attributable to (a) 401(k) contributions (including salary deferral, qualified non-elective and qualified matching contributions), (b) post-tax employee contributions and (c) rollover contributions always belong to the participant, and is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet vested under the plan’s vesting schedule are forfeited. The normal retirement age is 65 under the IRS Pre-Approved Plan unless the employer elects a lower age on its Adoption Agreement.

Benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:

	Schedule A	Schedule B	Schedule C
Years of Service	Vested Percentage	Vested Percentage	Vested Percentage
1	0%	0%	100%
2	20	0	100
3	40	100	100
4	60	100	100
5	80	100	100
6	100	100	100

If the plan requires more than one year of service for participation in the plan, the plan must use Schedule C.

All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This rule, however, does not apply to employer and matching contributions made to a plan before the plan is amended to become a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.

Employer contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year “graded vesting“ schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

Distribution of the contracts

Employees of the Company perform all marketing and service functions under the contract. The Company pays no sales commissions with respect to units of interest in any of the Separate Accounts available under the contracts; however, incentive compensation that ranges from 0.40% to 2% of first-year plan contributions, plus $65 per plan sale is paid on a periodic basis to the Company employees. No contribution-based or asset-based incentive compensation is awarded on existing plans in subsequent years. This compensation is not paid out of plan or participant funds, and has no effect on plan fees, charges and expenses.

Custodian

There is no custodian for the shares of the Trusts owned by Separate Account No. 206.

Independent registered public accounting firm

The (i) financial statements of each of the variable investment options of Separate Account No. 206 as of December 31, 2022 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of Equitable Financial Life Insurance Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022 incorporated in this SAI by reference to the filed Form N-VPFS (for Separate Account No. 206) and Form N-VPFS/A (for Equitable Financial Life Insurance Company) have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to Equitable Financial Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in Equitable Financial Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, New York 10017.

PART C

OTHER INFORMATION

Item 27.	Exhibits

(a)		Board of Directors Resolutions.

Action, dated April 6, 1999 regarding the establishment of Separate Account 206, dated April 6, 1999 pursuant to Resolution Nos. 21-69, B46-70, B42-84 and B57-91, previously filed with this Registration Statement, File No. 333-77117, on October 26, 1999.

(b)		Custodial Agreements.

Not Applicable.

(c)		Underwriting Contracts.

	(a)	Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7,2003.

	(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

	(a)(ii)	Amendment No. 2, dated July 9,2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

	(a)(iii)	Amendment No. 3, dated October 1,2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

	(a)(iv)	Amendment No. 4, dated May 1,2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

	(a)(v)	Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

	(a)(vi)	Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ. Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

	(a)(vii)	Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

	(a)(viii)	Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

	(a)(ix)	Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

	(a)(x)	Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

	(a)(xi)	Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

	(a)(xii)	Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

	(a)(xiii)	Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

	(a)(xiv)	Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

	(a)(xv)	Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

	(a)(xvi)	Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

	(a)(b)(i)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iv)	Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(v)	Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(vi)	Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

	(a)(b)(vii)	Amendment No. 6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

	(a)(b)(viii)	Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

	(a)(b)(ix)	Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

	(a)(b)(x)	Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

	(a)(b)(xi)	Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

	(a)(b)(xii)	Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

	(a)(b)(xiii)	Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

	(a)(b)(xiv)	Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xv)	Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xvi)	Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

	(a)(b)(xvii)	Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

	(a)(b)(xviii)	Amendment No. 17 dated January 13, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

	(b)	Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 811-10509, 333-70754) on Form N-1A filed on December 10, 2001.

	(b)(i)	Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

	(b)(ii)	Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

	(b)(iii)	Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

	(b)(iv)	Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

	(b)(v)	Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

	(b)(vi)	Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(vii)	Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(viii)	Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(ix)	Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

	(b)(x)	Amendment No. 6 dated July 19, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among AXA Premier VIP Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

	(b)(xi)	Amendment No. 7 dated July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended by and among EQ Premier VIP Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

	(c)	General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 2-30070) on April 19, 2004.

	(c)(i)	First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

	(c)(ii)	Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

	(c)(iii)	Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

	(c)(iv)	Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(c)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

	(c)(vi)	Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

	(c)(vii)	Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed April 20, 2009.

	(c)(viii)	Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

	(c)(ix)	Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

	(c)(x)	Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(c)(xi)	Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(c)(xii)	Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(c)(xiii)	Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

	(c)(xiv)	Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

	(c)(xv)	Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

	(c)(xvi)	Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

	(c)(xvii)	Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

	(c)(xviii)	Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

	(c)(xix)	Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

	(c)(xx)	Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2022.

	(d)	Distribution and Servicing Agreement among Equico Securities, Inc., (now AXA Advisors, LLC) Equitable and Equitable Variable dated as of May 1, 1994, incorporated by reference to Exhibit No. 3(c) to Registration Statement (File No. 2-74667) filed on Form N-4 on August 3, 1998.

	(e)	Servicing Agreement among Legg Mason Wood Walker (“Legg Mason”) and Equitable Life Assurance Society dated July 12, 2002 previously filed with this Registration Statement, File No. 333-104774, on April 25, 2003.

	(f)	Servicing Agreement among Equitable Life Assurance Society, Strong Investor Services, Inc. and Strong Investments Inc. dated July 22, 2002 previously filed with this Registration Statement, File No. 333-104774, on April 25, 2003.

	(g)	Administrative Services Agreement as of July 20, 2016 by and among AXA Equitable Life Insurance Company and 1290 Funds, incorporated herein by reference to Registration Statement No. 333-142459 on Form N-3 filed on April 19, 2018.

	(g)(i)	Amendment No. 1 to the Administrative Services Agreement effective as of March 1, 2018 to the Administrative Services Agreement dated as of July 20, 2016 by and among AXA Equitable Life Insurance Company and 1290 Funds incorporated herein by reference to Registration Statement No. 333-142459 on Form N-3 filed on April 19, 2018.

(d)		Contracts. (Including Riders and Endorsements)

	(a)	Exhibit 6(a)(2) (Group Annuity Contract AC 2100, as amended and restated effective February 1, 1991 on contract Form No. APC 1,000- 91, among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-40162, filed December 20, 1991.

	(b)	Rider No. 1 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans

and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(c)	Form of Rider No. 2 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

(d)

Rider No. 3 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed April 29, 1994.

(e)	Form of Rider No. 4 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed April 29, 1994.

(f)	Form of Rider No. 5 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed on February 27, 1995.

(g)	Form of Rider No. 6 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, previously filed with Registration Statement on Form N-4 No. 33-63113 on September 29, 1995.

(h)	Form of Rider No. 7 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 33-63113 on Form N-4 of Registrant, filed on November 21, 1995.

(i)	Form of Rider No. 8 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-01301 on Form N-4 of Registrant filed April 30, 1996.

(j)	Form of Rider No. 9 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration Statement No. 333-25807 on form N-4, filed on April 24, 1997.

(k)	Form of Rider No. 10 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 28, 2006.

(l)	Form of Rider No. 11 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 28, 2006.

(m)	Form of Rider No. 12 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 28, 2006.

	(n)	Form of Rider No. 13 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 28, 2006.

	(o)	Form of Rider No. 14 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 28, 2006.

	(p)	Form of Rider 15 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit 6(p) to Registration Statement No. 333-124408 on Form N-3, filed on April 27, 2007.

	(q)	Form of Rider 1 Attached to and made part of Group Annuity Contract No. AC [5108] between AXA Equitable Life Insurance Company (“AXA Equitable”) and [Reliance Trust Company, As Trustee], Contract Holder (Form No. 2014ADAREV), previously filed with this Registration Statement on Form N-4 (File No. 333-142455) on April 23, 2015.

	(r)	Form of Rider 2 Attached to and made part of Group Annuity Contract No. AC [5108] Between AXA Equitable Life Insurance Company (“AXA Equitable”) AND [Reliance Trust Company, As Trustee], Contract Holder (Form No. 2015ADAREV), previously filed with this Registration Statement on Form N-4 (File No. 333-142455) on April 20, 2017.

	(s)	Form of Rider 3 Attached to and made part of Group Annuity Contract No. AC 2015 Between Equitable Life Insurance Company and Benefit Trust Company, As Trustee, filed previously with this Form N-4 Registration Statement (File No. 333-142455) on April 23, 2021.

(e)		Applications.

	(a)	Exhibit 11(a)(2) (Form of American Dental Association Members Retirement Plan, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

	(b)	Exhibit 11(g)(2) (Form of American Dental Association Members Retirement Trust, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

	(c)	Exhibit 11(i) (Form of First Amendment to the American Dental Association Members Retirement Trust), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

	(d)	Exhibit 11(o) (Copy of Administration Services Agreement, dated May 1, 1994, among The Equitable Life Assurance Society of the United States, the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and the Council of Insurance of the American Dental Association), incorporated by reference to Registration Statement No. 33-75614 on Form N-3 of Registrant, filed February 23, 1994.

	(e)	Exhibit 11(j) (Copy of American Dental Association Members Pooled Trust for Retirement Plans, dated as of January 1, 1984), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

	(f)	Exhibit 11(k) (Form of First Amendment to the American Dental Association Members Pooled Trust for Retirement Plans, dated as of January 1, 1984), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

(g)

Form of Basic Plan Document (No. 1) for the Volume Submitter Plan as filed with the Internal Revenue Service in November 2003, incorporated herein by reference to Exhibit 7(m) to the Registration Statement File No. 333-114882 on Form N-3 with respect to Separate Account 4, filed on April 27, 2004.

	(h)	Membership Retirement Program Form of IRS Pre-Approved Defined Contribution Prototype Plan and Trust Basic Plan Document [DC-BPD #03] as filed with the Internal Revenue Service in April 2012, is incorporated herein by reference to the Registration Statement (File No. 333-142459) filed on April 21, 2016.

	(i)	ADA Members Retirement Program Group Annuity Application (Form No. 2014 APP ADA), previously filed with this Registration Statement on Form N-4 (File No. 333-142455) on April 23, 2015.

	(j)	ADA Members Retirement Program Group Annuity Application (Form No. 2015 APP ADA), incorporated herein by reference to this Registration Statement on Form N-4 (File No. 333-142455) on April 24, 2020.

	(k)	ADA Members Retirement Program Group Annuity Application (Form No. 2015 APP ADA), filed previously with this Registration Statement on Form N-4 (File No. 333-142455) on April 23, 2021.

(f)		Depositor’s Certificate of Incorporation And By-Laws.

	(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

	(a)(i)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on June 29, 2020.

	(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

	(b)(i)	By-Laws of Equitable Financial Life Insurance Company, as amended, June 15, 2020, incorporated hereby by reference to Registration Statement on Form N-6 (File 333-232418), filed on June 29, 2020.

(b)(ii)

Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

(g)		Reinsurance Contracts. Not Applicable.

(h)		Participation Agreements.

	(a)	Exhibit 7(a) (Form of Participation Agreement for the standardized Profit-Sharing Plan under the ADA Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

	(b)	Exhibit 7(b) (Form of Participation Agreement for the nonstandardized Profit-Sharing Plan under the ADA Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

	(c)	Exhibit 7(e) (Copy of Attachment to Profit Sharing Participation Agreement under the American Dental Association Members Retirement Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

	(d)	Exhibit 7(e)(2) (Form of Participant Enrollment Form under the ADA Program), incorporated by reference to Post-Effective Amendment No. 2 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

	(e)	Exhibit 7(v) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

	(f)	Exhibit 7(w) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post- Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

	(g)	Exhibit 7(x) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

	(h)	Buy-Sell Agreement by and among the Trustees of the American Dental Association Members Retirement Trust and of the American Dental Association Members Pooled Trust for Retirement Plans, The Equitable Life Assurance Society of the United States, Templeton Funds, Inc. and Templeton Funds Distributor, Inc., incorporated by reference to Registration Statement No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

	(i)	Amended and Restated Buy-Sell Agreement effective April 17, 1995 between The Equitable Life Assurance Society of the United States and Franklin Templeton Distributors, Inc., incorporated by reference to Registration Statement No. 33-91588 on Form N-3 of Registrant, filed April 28, 1995.

	(j)	ADA Membership Retirement Program Enrollment Form, previously filed with this Registration Statement (File No. 333-142455) on April 24, 2009.

	(j)(1)	ADA Membership Retirement Program Enrollment Form, filed previously with this Registration Statement (File No. 333-142455) on April 23, 2021.

	(j)(2)	ADA Membership Retirement Program Enrollment Form previously filed with this Registration Statement (File No. 333-142455) on April 22, 2022.

	(j)(3)	ADA Membership Retirement Program Enrollment Form filed previously with this Registration Statement (File No. 333-142455) on April 21, 2023.

	(k)	Participation Agreement, dated as of April 25, 2002 among Vanguard Variable Insurance Fund, The Van Guard Group, Inc., Vanguard Marketing Corporation and The Equitable Life Assurance Society of the United States is incorporated herein by reference to Registration Statement File No. 333-142459 on Form N-3 filed on April 19, 2018.

	(k)(i)	Form of Amendment to Participation Agreement, dated as of April 3, 2018, by and among Vanguard Variable Insurance Fund, The Van Guard Group, Inc., Vanguard Marketing Corporation and The Equitable Life Assurance Society of the United States is incorporated herein by reference to Registration Statement File No. 333-142459 on Form N-3 filed on April 19, 2018.

	(k)(ii)	Third Amendment to Participation Agreement, entered into as of November 12, 2021, to Participation Agreement dated April 25, 2002, by and among Equitable Financial Life Insurance Company, Vanguard Variable Insurance Fund, The Van Guard Group, Inc., and Vanguard Marketing Corporation previously filed with this Form N-3 Registration Statement (File No. 333-142461) on April 22, 2022.

(i)		Administrative Contracts. Not Applicable.

(j)		Other Material Contracts. Not Applicable.

(k)		Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of Equitable Financial, as to the legality of the securities being registered, filed herewith.

(l).		Other Opinions.

	(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

	(b)	Powers of Attorney, filed herewith.

	(m)	Omitted Financial Statements. Not applicable.

	(n)	Initial Capital Agreements. Not applicable.

	(o)	Form of Initial Summary Prospectus. Not Applicable.

ITEM 28.	DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company 1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA 25, Avenue Matignon 75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors 20 East End Avenue, Apt. 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James McCravy	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Anthony Perez	Signatory Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Holllister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Separate Account No. 206 (the “Separate Accounts”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial, a New York stock life insurance company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart: Q1-2023 is Filed herewith to Registration Statement (File No. 333-142455) on Form N-4 filed May 22, 2023.

Item 30.	Indemnification

(a)	Indemnification of Directors and Officers

The by-laws of Equitable Financial Life Insurance Company (“Equitable Financial”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officer and Employees. (a) To the extent permitted by law of the State of New York and subject to all applicable requirements thereof:

(i)

Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)

The directors and officers of Equitable Financial are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit of such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriter. Not Applicable

Presently, there is no Principal Underwriter of the contracts. Equitable Financial provides marketing and sales services for distribution of the contracts. No commissions are paid; however, incentive compensation is paid to Equitable Financial employees who provide these services based upon first year plan contributions and number of plans sold.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters

(a)	Not applicable. Presently, there is no Principal Underwriter of the contracts. See Item 28(b).

(b)	See Item 25 of this Part C.

(c)	Not Applicable.

Item 32.	Location of Accounts and Records

Not Applicable.

Item 33.	Management Services

Not applicable.

Item 34.	Fee Representation

The Depositor represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by The Depositor under the Contract.

SIGNATURES

As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of May, 2023.

Separate Account No. 206
(Registrant)

Equitable Financial Life Insurance Company (Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Bertram L. Scott
Daniel G. Kaye	George Stansfield
Kristi A. Matus	Charles G.T. Stonehill
Mark Pearson	Joan Lamm-Tennant
Arlene Isaacs-Lowe	Francis Hondal
Craig MacKay

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
May 22, 2023